Variable Interest Entities - Summary of VIE's assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Current assets	$ 3,440,085	$ 2,634,037
Non-current assets	9,552,403	11,010,553
Total assets	12,992,488	13,644,590
Total liabilities	11,431,325	11,159,612
VIE, primary beneficiary
Variable Interest Entity [Line Items]
Current assets	1,087,002	842,893
Non-current assets	1,556,072	1,652,641
Total assets	2,643,074	2,495,534
Total liabilities	$ 707,530	$ 498,681